Cash and cash equivalents and investment securities - Summary of Cash and Cash Equivalents and Investments in Short-Term Debt Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	[1],[2]	Dec. 31, 2018	[1],[2]
Disclosure of detailed information about borrowings [abstract]
Short-term bank deposits	$ 2,977	$ 2,236
Treasury Bills	17,155
Cash and bank accounts	4,886	5,002
Cash and cash equivalents	25,018	7,238
Bank overdrafts	(153)	(68)
Total	$ 24,865	$ 7,169	$ 8,075		$ 6,960

[1]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.
[2]	The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2020 has been presented to include operating, investing and financing activities from discontinued operations separately in the cashflow statement. The unaudited condensed consolidated interim statement of cash flows for the six-month period ended 30 June 2019 has been restated to reflect this change in presentation.